SCHEDULE OF FAIR VALUE, ASSETS AND LIABILITIES MEASURED ON RECURRING BASIS (Details) - USD ($) $ / shares in Units, $ in Thousands	Jul. 31, 2021	Oct. 31, 2020	May 31, 2020	Oct. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant exercise price per share		$ 0.372	$ 0.64	$ 0.372
Common stock warrant liability, warrants exercisable	$ 4,085	$ 17		$ 19
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable	$ 4,085	$ 17		$ 19
Through September 2024 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant exercise price per share	$ 0.30	$ 0.372
Common stock warrant liability, warrants exercisable	$ 24	$ 17
Through September 2024 [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable
Through September 2024 [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable
Through September 2024 [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable	$ 24	$ 17
Through 5 Years [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant exercise price per share	$ 0.70
Common stock warrant liability, warrants exercisable	$ 4,061
Through 5 Years [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable
Through 5 Years [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable
Through 5 Years [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable	$ 4,061